Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2021		Mar. 31, 2022	Dec. 31, 2021		Dec. 20, 2021	Dec. 31, 2020
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021				$ 5,568			$ 1,412
Balance			$ 2,265	11,273
Warrant liability [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021	$ 11,273			11,273
Costs allocated	(877)			877
Costs expensed	877			877
Conversion of Series A Preferred Stock
Fair value adjustment			(9,008)
Balance			2,265
Balances at December 31, 2021	11,273		11,273	11,273
Series A Preferred Derivative Liability [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021	7,409			7,409	[1]
Costs allocated					[1]
Costs expensed					[1]
Conversion of Series A Preferred Stock	(74)		(452)	(74)	[1]
Fair value adjustment	(154)	[1]	(3,558)	(154)	[1]
Balance			3,171
Balances at December 31, 2021	7,181		7,181	7,181	[1]
Series A Convertible Preferred Stock Mezzanine Equity [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021	1,318			1,318
Costs allocated	(679)			679
Costs expensed
Conversion of Series A Preferred Stock	(7)		(62)	(7)
8% deemed dividend on 17,827 outstanding shares of Preferred Stock						$ 1,572
Fair value adjustment
Balance			2,142
Balances at December 31, 2021	632		632	632
Common Stock [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021
Costs allocated
Costs expensed
Conversion of Series A Preferred Stock	2		75	2
Fair value adjustment
Balance			77
Balances at December 31, 2021	2		2	2
Additional Paid-in Capital [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021
Costs expensed
Conversion of Series A Preferred Stock	80		306	80
8% deemed dividend on 17,827 outstanding shares of Preferred Stock						$ (1,572)
Fair value adjustment
Balance			(1,186)
Balances at December 31, 2021	80		80	80
Finance Costs [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021
Costs allocated
Costs expensed	877			877
Conversion of Series A Preferred Stock
Fair value adjustment
Balances at December 31, 2021	877			877
Consolidated Statement of Operations & Comprehensive Loss [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Costs allocated
Costs expensed
Conversion of Series A Preferred Stock
Fair value adjustment	(154)			$ (154)
Balances at December 31, 2021	$ (154)
Fair Value Adjustment To Derivative and Warrant Liabilities [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Fair value adjustment			12,566
Balance			12,566
Accrued Liabilities [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series A convertible preferred stock and warrants [Line Items]
Conversion of Series A Preferred Stock			134
Balance			$ 134

[1]	Valuation of the Series A Preferred Derivative Liability is discussed in Note 17(a).